Restricted Share Units (Tables)	6 Months Ended
Apr. 30, 2023
Restricted Share Units [Abstract]
Schedule of restricted share units
	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)

Balance, October 31, 2021	–	$–	$–

Granted	35,328	10.55	7.75
Vested	(35,328)	10.55	7.75

Balance, October 31, 2022	–	$–	$–

Granted (i)	34,630	1.67	1.23
Vested	(34,630)	1.67	1.23

Balance, April 30, 2023	–	$–	$–
(i)	During the six months ended April 30, 2023, the Company issued 34,630 RSU’s with a fair value of $77,632 to consultants.